AB Variable Products Series Fund, Inc.

AB International Value Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.1%
Industrials – 17.0%
Aerospace & Defense – 5.6%
Airbus SE	41,380	$5,527,021
Saab AB - Class B	79,170	4,809,659
Safran SA	36,410	5,390,013

		15,726,693

Electrical Equipment – 2.5%
Fuji Electric Co., Ltd.	90,400	3,569,924
Prysmian SpA	80,930	3,398,308

		6,968,232

Industrial Conglomerates – 3.1%
Hitachi Ltd.	71,400	3,924,193
Melrose Industries PLC	2,422,150	4,988,544

		8,912,737

Machinery – 4.2%
Alstom SA	95,546	2,601,363
Amada Co., Ltd.(a)	548,000	5,136,647
Kawasaki Heavy Industries Ltd.	194,200	4,251,355

		11,989,365

Professional Services – 1.6%
Dip Corp.(a)	71,700	1,921,913
UT Group Co., Ltd.(b)	135,000	2,523,587

		4,445,500

		48,042,527

Consumer Discretionary – 13.6%
Automobile Components – 1.0%
Faurecia SE (Paris)(b)	122,774	2,668,312

Automobiles – 3.5%
Stellantis NV (Paris)	323,078	5,871,188
Suzuki Motor Corp.	107,800	3,925,797

		9,796,985

Hotels, Restaurants & Leisure – 1.3%
Entain PLC	236,540	3,673,491

Household Durables – 2.8%
Persimmon PLC	196,190	3,046,381
Sony Group Corp.	54,700	4,982,261

		8,028,642

Specialty Retail – 0.9%
Kingfisher PLC	813,730	2,630,385

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 4.1%
Burberry Group PLC	132,080	$4,229,176
Kering SA	6,690	4,364,740
Pandora A/S	32,120	3,083,140

		11,677,056

		38,474,871

Financials – 13.1%
Banks – 9.4%
ABN AMRO Bank NV(c)	197,600	3,133,432
Bank Leumi Le-Israel BM	328,500	2,485,031
Bank of Ireland Group PLC	337,111	3,410,989
Erste Group Bank AG	117,950	3,907,606
KBC Group NV	62,620	4,302,668
NatWest Group PLC	1,726,820	5,634,656
Resona Holdings, Inc.	775,500	3,741,120

		26,615,502

Financial Services – 0.9%
ORIX Corp.	154,000	2,539,154

Insurance – 2.8%
SCOR SE	144,480	3,285,077
Suncorp Group Ltd.	558,020	4,533,982

		7,819,059

		36,973,715

Consumer Staples – 11.3%
Consumer Staples Distribution & Retail – 3.7%
Carrefour SA	218,750	4,422,597
Koninklijke Ahold Delhaize NV	176,530	6,031,167

		10,453,764

Food Products – 5.6%
Nestle SA (REG)	85,160	10,383,601
Nomad Foods Ltd.(b)	147,970	2,772,958
Salmar ASA	63,560	2,768,659

		15,925,218

Tobacco – 2.0%
British American Tobacco PLC	157,560	5,523,166

		31,902,148

Health Care – 9.4%
Health Care Equipment & Supplies – 1.0%
ConvaTec Group PLC(c)	978,089	2,763,897

Health Care Providers & Services – 1.5%
Fresenius SE & Co. KGaA	158,980	4,292,974

Pharmaceuticals – 6.9%
Nippon Shinyaku Co., Ltd.	52,900	2,334,221
Roche Holding AG (Genusschein)	32,760	9,360,923
Sanofi	71,620	7,769,246

		19,464,390

		26,521,261

Company	Shares	U.S. $ Value

Materials – 9.2%
Chemicals – 3.8%
Arkema SA	40,450	$3,993,903
Tosoh Corp.	329,000	4,470,942
Zeon Corp.	219,200	2,323,815

		10,788,660

Construction Materials – 2.2%
CRH PLC	123,160	6,222,077

Metals & Mining – 3.2%
Anglo American PLC	83,760	2,785,982
ArcelorMittal SA	113,050	3,424,995
Endeavour Mining PLC	119,793	2,957,303

		9,168,280

		26,179,017

Communication Services – 6.2%
Diversified Telecommunication Services – 2.9%
Deutsche Telekom AG (REG)	179,900	4,359,390
Nippon Telegraph & Telephone Corp.	128,100	3,827,976

		8,187,366

Entertainment – 2.2%
GungHo Online Entertainment, Inc.	128,000	2,344,923
Konami Group Corp.(a)	87,200	4,002,272

		6,347,195

Media – 1.1%
Criteo SA (Sponsored ADR)(b)	94,713	2,983,933

		17,518,494

Energy – 5.4%
Energy Equipment & Services – 2.4%
Shell PLC	237,490	6,804,341

Oil, Gas & Consumable Fuels – 3.0%
Cameco Corp.	124,600	3,262,741
Repsol SA	331,595	5,099,222

		8,361,963

		15,166,304

Information Technology – 5.0%
Semiconductors & Semiconductor Equipment – 3.6%
NXP Semiconductors NV	14,310	2,668,457
SK Hynix, Inc.	47,150	3,226,707
Tokyo Electron Ltd.	34,200	4,178,078

		10,073,242

Technology Hardware, Storage & Peripherals – 1.4%
Samsung Electronics Co., Ltd.	82,390	4,074,264

		14,147,506

Company	Shares	U.S. $ Value

Utilities – 3.6%
Electric Utilities – 3.6%
EDP - Energias de Portugal SA	1,056,204	$5,755,164
Enel SpA	718,800	4,383,923

		10,139,087

Real Estate – 1.3%
Real Estate Management & Development – 1.3%
Daito Trust Construction Co., Ltd.	37,300	3,716,191

Total Common Stocks (cost $246,306,936)		268,781,121

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(d) (e) (f) (cost $3,066,400)	3,066,400	3,066,400

Total Investments – 96.2% (cost $249,373,336)(g)		271,847,521
Other assets less liabilities – 3.8%		10,634,609

Net Assets – 100.0%		$282,482,130

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	1,433	AUD	2,021	04/13/2023	$(81,190)
Bank of America, NA	USD	1,301	CNH	8,856	04/20/2023	(11,194)
Bank of America, NA	NOK	8,311	USD	774	04/21/2023	(20,129)
Bank of America, NA	SEK	8,758	USD	845	04/21/2023	705
Bank of America, NA	JPY	615,455	USD	4,667	04/28/2023	15,943
Bank of America, NA	JPY	108,541	USD	818	04/28/2023	(2,541)
Bank of America, NA	USD	762	JPY	101,808	04/28/2023	7,322
Bank of America, NA	USD	3,529	JPY	461,844	04/28/2023	(38,899)
Bank of America, NA	EUR	1,526	USD	1,670	05/11/2023	11,778
Bank of America, NA	EUR	18,889	USD	20,108	05/11/2023	(419,093)
Bank of America, NA	USD	3,606	SGD	4,849	05/15/2023	42,121
Bank of America, NA	USD	1,049	GBP	856	05/24/2023	7,841
Barclays Bank PLC	USD	1,171	JPY	154,743	04/28/2023	(1,635)
Barclays Bank PLC	USD	731	EUR	687	05/11/2023	15,392
Barclays Bank PLC	HKD	12,331	USD	1,585	07/12/2023	7,407
Barclays Bank PLC	USD	1,580	HKD	12,331	07/12/2023	(1,932)
BNP Paribas SA	USD	5,793	SEK	60,151	04/21/2023	8,428
Citibank, NA	BRL	3,607	USD	697	04/04/2023	(14,922)
Citibank, NA	USD	710	BRL	3,607	04/04/2023	1,674
Citibank, NA	ILS	4,967	USD	1,466	04/20/2023	83,737
Citibank, NA	KRW	6,150,623	USD	5,000	04/26/2023	285,795
Citibank, NA	JPY	146,891	USD	1,131	04/28/2023	20,855
Citibank, NA	USD	694	BRL	3,607	05/03/2023	14,506
Citibank, NA	USD	2,066	EUR	1,924	05/11/2023	25,313
Citibank, NA	USD	688	MXN	13,035	05/25/2023	28,617
Goldman Sachs Bank USA	SEK	7,340	USD	700	04/21/2023	(7,403)
Goldman Sachs Bank USA	USD	643	JPY	86,155	04/28/2023	8,068
Morgan Stanley Capital Services, Inc.	BRL	3,607	USD	710	04/04/2023	(1,674)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	698	BRL	3,607	04/04/2023	$13,263
Morgan Stanley Capital Services, Inc.	AUD	976	USD	648	04/13/2023	(4,908)
Morgan Stanley Capital Services, Inc.	USD	16,662	AUD	23,819	04/13/2023	(734,735)
Morgan Stanley Capital Services, Inc.	JPY	268,471	USD	2,036	04/28/2023	6,703
Morgan Stanley Capital Services, Inc.	JPY	395,025	USD	2,954	04/28/2023	(31,263)
Morgan Stanley Capital Services, Inc.	EUR	946	USD	1,008	05/11/2023	(20,110)
Morgan Stanley Capital Services, Inc.	USD	6,031	EUR	5,674	05/11/2023	134,835
Morgan Stanley Capital Services, Inc.	CHF	629	USD	696	05/24/2023	4,623
Morgan Stanley Capital Services, Inc.	USD	4,508	CHF	4,188	05/24/2023	93,737
Morgan Stanley Capital Services, Inc.	CAD	3,343	USD	2,450	06/09/2023	(25,767)
Natwest Markets PLC	EUR	1,282	USD	1,377	05/11/2023	(16,276)
Standard Chartered Bank	KRW	1,288,288	USD	1,049	04/26/2023	61,738
Standard Chartered Bank	USD	675	KRW	884,521	04/26/2023	3,368
State Street Bank & Trust Co.	AUD	1,035	USD	692	04/13/2023	(265)
State Street Bank & Trust Co.	USD	30	JPY	3,968	04/28/2023	323
State Street Bank & Trust Co.	EUR	2,884	USD	3,086	05/11/2023	(48,533)
State Street Bank & Trust Co.	USD	1,218	EUR	1,136	05/11/2023	16,985
State Street Bank & Trust Co.	USD	957	EUR	877	05/11/2023	(3,492)
UBS AG	KRW	1,162,706	USD	913	04/26/2023	21,704
UBS AG	USD	829	JPY	108,396	04/28/2023	(9,630)

						$(552,810)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $5,897,329 or 2.1% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,024,249 and gross unrealized depreciation of investments was $(15,102,874), resulting in net unrealized appreciation of $21,921,375.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

March 31, 2023 (unaudited)

23.4%	Japan
16.6%	United Kingdom
15.8%	France
7.0%	United States
3.5%	Ireland
3.4%	Switzerland
3.4%	Netherlands
3.2%	Germany
2.9%	Italy
2.7%	South Korea
2.1%	Portugal
1.9%	Spain
1.8%	Sweden
11.2%	Other
1.1%	Short-Term Investments

100.0%	Total Investments

1

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.7% or less in the following: Australia, Austria, Belgium, Canada, Denmark, Israel, Luxembourg, Norway and South Africa.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Industrials	$—	$48,042,527		$—	$48,042,527
Consumer Discretionary	—	38,474,871		—	38,474,871
Financials	—	36,973,715		—	36,973,715
Consumer Staples	2,772,958	29,129,190		—	31,902,148
Health Care	—	26,521,261		—	26,521,261
Materials	—	26,179,017		—	26,179,017
Communication Services	2,983,933	14,534,561		—	17,518,494
Energy	3,262,741	11,903,563		—	15,166,304
Information Technology	2,668,457	11,479,049		—	14,147,506
Utilities	—	10,139,087		—	10,139,087
Real Estate	—	3,716,191		—	3,716,191
Short-Term Investments	3,066,400	—		—	3,066,400

Total Investments in Securities	14,754,489	257,093,032	(a)	—	271,847,521
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	942,781		—	942,781
Liabilities:
Forward Currency Exchange Contracts	—	(1,495,591)		—	(1,495,591)

Total	$14,754,489	$256,540,222		$—	$271,294,711

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,934	$18,181	$20,049	$3,066	$21